Distribution Date:	10/17/23	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	8		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	15		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	16		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762DAS0	0.825000%	73,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762DAT8	1.970000%	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	61762DAU5	2.657000%	90,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762DAV3	2.834000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	61762DAA9	6.172000%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	61762DAC5	3.067000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762DAW1	3.102000%	342,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61762DAY7	3.456000%	102,152,000.00	18,614,807.51	18,614,807.51	53,610.65	0.00	0.00	18,668,418.16	0.00	0.00%	22.00%
B	61762DAZ4	3.708000%	81,403,000.00	81,403,000.00	33,078,101.69	251,535.27	0.00	0.00	33,329,636.96	48,324,898.31	78.93%	15.63%
C	61762DBB6	3.754459%	38,307,000.00	38,307,000.00	0.00	113,121.06	0.00	0.00	113,121.06	38,307,000.00	62.23%	12.63%
D	61762DAG6	3.842459%	60,653,000.00	60,653,000.00	0.00	0.00	0.00	0.00	0.00	60,653,000.00	35.78%	7.88%
E	61762DAJ0	3.842459%	14,365,000.00	14,365,000.00	0.00	0.00	0.00	0.00	0.00	14,365,000.00	29.52%	6.75%
F	61762DBC4	3.842459%	12,769,000.00	12,769,000.00	0.00	0.00	0.00	0.00	0.00	12,769,000.00	23.95%	5.75%
G	61762DAL5	3.842459%	15,962,000.00	15,962,000.00	0.00	0.00	0.00	0.00	0.00	15,962,000.00	16.99%	4.50%
H	61762DAN1	3.842459%	20,749,000.00	20,749,000.00	0.00	0.00	0.00	0.00	0.00	20,749,000.00	7.94%	2.88%
J	61762DBE0	3.842459%	36,711,883.00	18,219,149.87	0.00	0.00	0.00	160.00	0.00	18,218,989.87	0.00%	0.00%
R	61762DAQ4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,905,884.01	281,041,957.38	51,692,909.20	418,266.98	0.00	160.00	52,111,176.18	229,348,888.18

X-A	61762DAX9	0.386459%	995,986,000.00	18,614,807.51	0.00	5,994.88	0.00	0.00	5,994.88	0.00
X-B	61762DAE1	0.119592%	119,710,000.00	119,710,000.00	0.00	11,930.32	0.00	0.00	11,930.32	86,631,898.31
Notional SubTotal			1,115,696,000.00	138,324,807.51	0.00	17,925.20	0.00	0.00	17,925.20	86,631,898.31

Deal Distribution Total					51,692,909.20	436,192.18	0.00	160.00	52,129,101.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762DAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762DAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	61762DAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762DAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	61762DAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	61762DAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762DAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61762DAY7	182.22655954	182.22655954	0.52481253	0.00000000	0.00000000	0.00000000	0.00000000	182.75137207	0.00000000
B	61762DAZ4	1,000.00000000	406.34990959	3.09000000	0.00000000	0.00000000	0.00000000	0.00000000	409.43990959	593.65009041
C	61762DBB6	1,000.00000000	0.00000000	2.95301277	0.17570314	8.26250059	0.00000000	0.00000000	2.95301277	1,000.00000000
D	61762DAG6	1,000.00000000	0.00000000	0.00000000	3.20204920	22.57739650	0.00000000	0.00000000	0.00000000	1,000.00000000
E	61762DAJ0	1,000.00000000	0.00000000	0.00000000	3.20204943	23.09495023	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61762DBC4	1,000.00000000	0.00000000	0.00000000	3.20204949	23.09495027	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61762DAL5	1,000.00000000	0.00000000	0.00000000	3.20204924	23.09494988	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61762DAN1	1,000.00000000	0.00000000	0.00000000	3.20204926	23.09494964	0.00000000	0.00000000	0.00000000	1,000.00000000
J	61762DBE0	496.27391409	0.00000000	0.00000000	1.58909337	47.77311804	0.00000000	0.00435826	0.00000000	496.26955583
R	61762DAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762DAX9	18.68982848	0.00000000	0.00601904	0.00000000	0.00000000	0.00000000	0.00000000	0.00601904	0.00000000
X-B	61762DAE1	1,000.00000000	0.00000000	0.09966018	0.00000000	0.00000000	0.00000000	0.00000000	0.09966018	723.68138259

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	09/01/23 - 09/30/23	30	0.00	53,610.65	0.00	53,610.65	0.00	0.00	0.00	53,610.65	0.00
B	09/01/23 - 09/30/23	30	0.00	251,535.27	0.00	251,535.27	0.00	0.00	0.00	251,535.27	0.00
C	09/01/23 - 09/30/23	30	309,780.95	119,851.72	0.00	119,851.72	6,730.66	0.00	0.00	113,121.06	316,511.61
D	09/01/23 - 09/30/23	30	1,175,172.94	194,213.89	0.00	194,213.89	194,213.89	0.00	0.00	0.00	1,369,386.83
E	09/01/23 - 09/30/23	30	285,761.52	45,997.44	0.00	45,997.44	45,997.44	0.00	0.00	0.00	331,758.96
F	09/01/23 - 09/30/23	30	254,012.45	40,886.97	0.00	40,886.97	40,886.97	0.00	0.00	0.00	294,899.42
G	09/01/23 - 09/30/23	30	317,530.48	51,111.11	0.00	51,111.11	51,111.11	0.00	0.00	0.00	368,641.59
H	09/01/23 - 09/30/23	30	412,757.79	66,439.32	0.00	66,439.32	66,439.32	0.00	0.00	0.00	479,197.11
J	09/01/23 - 09/30/23	30	1,695,502.51	58,338.61	0.00	58,338.61	58,338.61	0.00	0.00	0.00	1,753,841.12
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/23 - 09/30/23	30	0.00	5,994.88	0.00	5,994.88	0.00	0.00	0.00	5,994.88	0.00
X-B	09/01/23 - 09/30/23	30	0.00	11,930.32	0.00	11,930.32	0.00	0.00	0.00	11,930.32	0.00
Totals			4,450,518.64	899,910.18	0.00	899,910.18	463,718.00	0.00	0.00	436,192.18	4,914,236.64

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
PST	61762DBA8	3.686954%	0.01	138,324,807.51	51,692,909.20	418,266.97	0.00	0.00	52,111,176.17	86,631,898.31
Exchangeable Certificates Total			0.01	138,324,807.51	51,692,909.20	418,266.97	0.00	0.00	52,111,176.17	86,631,898.31

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	52,129,101.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	905,643.44	Master Servicing Fee	1,934.03
Interest Reductions due to Nonrecoverability Determination	(478,500.00)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	772.87
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	114.11
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	2,821.01
Total Interest Collected	427,143.44

Principal		Expenses/Reimbursements
Scheduled Principal	227,962.58	Reimbursement for Interest on Advances	(14,017.13)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	51,465,106.62	Special Servicing Fees (Monthly)	2,147.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	160.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	51,693,069.20	Total Expenses/Reimbursements	(11,709.75)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	436,192.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	51,692,909.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net Swap Counterparty Payments Paid	0.00
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	52,129,101.38
Total Funds Collected	52,120,212.64	Total Funds Distributed	52,120,212.64

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	281,041,957.38	281,041,957.38	Beginning Certificate Balance	281,041,957.38
(-) Scheduled Principal Collections	227,962.58	227,962.58	(-) Principal Distributions	51,692,909.20
(-) Unscheduled Principal Collections	51,465,106.62	51,465,106.62	(-) Realized Losses	160.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	160.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	229,348,888.18	229,348,888.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	281,041,957.38	281,041,957.38	Ending Certificate Balance	229,348,888.18
Ending Actual Collateral Balance	229,348,888.18	229,348,888.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	18,492,733.16	0.00	UC / (OC) Change	0.00
Current Period Advances	160.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	18,492,893.16	0.00	Net WAC Rate	3.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	3	217,207,814.13	94.71%	23	3.7973	(0.547148)
10,000,001 to 20,000,000	2	27,141,074.05	11.83%	42	4.0079	0.143077	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	12,141,074.05	5.29%	101	4.6600	1.370000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 70,000,000	1	52,207,814.13	22.76%	113	4.8000	0.410000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
120,000,001 or greater	1	150,000,000.00	65.40%	(6)	3.4800	(0.850000)	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
Totals	4	229,348,888.18	100.00%	27	3.8429	(0.445660)	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
							1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
							2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 to 2.80	0	0.00	0.00%	0	0.0000	0.000000
							2.81 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	4	229,348,888.18	100.00%	27	3.8429	(0.445660)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Michigan	1	12,141,074.05	5.29%	101	4.6600	1.370000
							Other	1	150,000,000.00	65.40%	(6)	3.4800	(0.850000)
New York	2	202,207,814.13	88.17%	25	3.8208	(0.524682)
							Retail	2	64,348,888.18	28.06%	111	4.7736	0.591129
Totals	3	229,348,888.18	100.00%	27	3.8429	(0.445660)
							Totals	3	229,348,888.18	100.00%	27	3.8429	(0.445660)

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	2	165,000,000.00	71.94%	(6)	3.4800	(0.850000)	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	2	64,348,888.18	28.06%	111	4.7736	0.591129	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	229,348,888.18	100.00%	27	3.8429	(0.445660)	49 months or greater	4	229,348,888.18	100.00%	27	3.8429	(0.445660)
								Totals	4	229,348,888.18	100.00%	27	3.8429	(0.445660)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	2	165,000,000.00	71.94%	(6)	3.4800	(0.850000)	Interest Only	2	165,000,000.00	71.94%	(6)	3.4800	(0.850000)
	61 to 120 months	2	64,348,888.18	28.06%	111	4.7736	0.591129	230 months or less	1	12,141,074.05	5.29%	101	4.6600	1.370000
	121 to 228 months	0	0.00	0.00%	0	0.0000	0.000000	231 to 300 months	1	52,207,814.13	22.76%	113	4.8000	0.410000
	229 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	229,348,888.18	100.00%	27	3.8429	(0.445660)	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	229,348,888.18	100.00%	27	3.8429	(0.445660)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	229,348,888.18	100.00%	27	3.8429	(0.445660)			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 momths or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	229,348,888.18	100.00%	27	3.8429	(0.445660)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	30304864	98	New York	NY	Actual/360	3.480%	0.00	0.00	0.00	04/05/23	04/05/43	--	150,000,000.00	150,000,000.00	04/05/20
1.2	30304907				Actual/360	3.480%	0.00	0.00	0.00	04/05/23	04/05/43	--	15,000,000.00	15,000,000.00	04/05/20
4	30304840	RT	Dartmouth	MA	Actual/360	3.970%	170,263.73	51,465,106.62	0.00	N/A	04/01/23	--	51,465,106.62	0.00	10/01/23
5	30304883	RT	New York	NY	Actual/360	4.800%	209,357.95	131,674.53	0.00	N/A	03/01/33	--	52,339,488.66	52,207,814.13	10/01/23
18	30304889	RT	Brighton	MI	Actual/360	4.660%	47,521.76	96,288.05	0.00	N/A	03/01/32	--	12,237,362.10	12,141,074.05	10/01/23
Totals							427,143.44	51,693,069.20	0.00				281,041,957.38	229,348,888.18

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	(8,159,388.00)	01/01/23	03/31/23	08/11/23	3,820,521.22	61,212.42	(3,060.00)	15,278,120.99	4,134,181.06	160.00
1.2	0.00	(8,159,388.00)	01/01/23	03/31/23	08/11/23	381,701.94	6,116.75	(306.00)	1,527,816.66	0.00	0.00
4	8,172,174.17	1,720,396.71	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,966,680.60	449,487.20	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,831,269.09	2,641,834.48	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	13,970,123.86	(11,507,057.61)				4,202,223.16	67,329.17	(3,366.00)	16,805,937.65	4,134,181.06	160.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	30304840	51,465,106.62	Payoff Prior to Maturity	0.00	0.00
Totals		51,465,106.62		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	51,465,106.62	3.842944%	3.818993%	27
09/15/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	1	1,000,000.00	0	0.00	3.866939%	3.842895%	22
08/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868030%	3.843987%	23
07/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868751%	3.844710%	24
06/16/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.869496%	3.845458%	25
05/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.917445%	3.893921%	24
04/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	1	53,166,396.92	0	0.00	1	8,304,931.69	3.927847%	3.904277%	24
03/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046692%	4.023176%	14
02/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	10,890,432.18	4.080764%	4.057122%	13
01/18/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	10,898,830.32	4.113606%	4.089915%	13
12/16/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.126506%	4.102780%	14
11/18/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6	57,311,689.58	4.126972%	4.103247%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30304864	04/05/20	41	6	(3,060.00)	15,278,120.99	5,673,441.39	150,000,000.00	06/01/20	2
1.2	30304907	04/05/20	41	6	(306.00)	1,527,816.66	0.00	15,000,000.00	06/01/20	2
Totals					(3,366.00)	16,805,937.65	5,673,441.39	165,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		229,348,888	64,348,888	165,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	229,348,888	64,348,888	0	0	165,000,000	0
Sep-23	281,041,957	116,041,957	0	0	165,000,000	0
Aug-23	282,399,343	64,795,359	0	0	217,603,985	0
Jul-23	282,755,368	65,012,979	0	0	217,742,389	0
Jun-23	283,124,464	65,238,329	0	0	217,886,135	0
May-23	303,691,748	131,977,444	0	0	171,714,304	0
Apr-23	321,089,601	130,708,709	0	0	190,380,892	0
Mar-23	589,381,361	421,168,438	0	0	168,212,924	0
Feb-23	680,351,703	515,351,703	0	0	165,000,000	0
Jan-23	725,561,284	560,561,284	0	0	165,000,000	0
Dec-22	761,184,008	596,184,008	0	0	165,000,000	0
Nov-22	762,566,375	597,566,375	0	0	165,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30304864	150,000,000.00	150,000,000.00	375,000,000.00	05/03/23	(8,159,388.00)	(0.85000)	--	04/05/43	I/O
1.2	30304907	15,000,000.00	15,000,000.00	375,000,000.00	05/03/23	(8,159,388.00)	(0.85000)	--	04/05/43	I/O
4	30304840	0.00	-	59,000,000.00	07/26/23	1,720,396.71	1.80000	--	04/01/23	233
Totals		165,000,000.00	165,000,000.00	809,000,000.00		(14,598,379.29)

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30304864	98	NY	06/01/20	2

10/10/2023 - The loan collateral is the leased fee interest in the 1,331-room Row hotel in NYC. The ground lease (sole) hotel tenant, who owns and operates the Row, stopped paying rent to Borrower in 4/2020, and has failed to remit any cash flow generated from the hotel to date. The hotel tenant signed a sublease with NYC Health and Hospitals in 10/2022, and the hotel is currently closed to the public. Lender sent a demand to the hotel tenant to remit cash flow to Lender pursuant to the SNDA, and subsequently filed a complaint against tenant. Lender also sent a demand to Borrower to pursue available rights and remedies under the hotel lease; however, Borrower has not filed any legal action against the hotel tenant to date. Lender filed for foreclosure and appointment of a receiver, but the court has not ruled or set a hearing for the receivership action. On the foreclosure litigation, the court has set a date for oral argument on the summary judgment motion for

October 20th. Lender will continue to pursue legal remedies against Borrower as well as hotel tenant, while continuing separate settlement discussions with Borrower and hotel tenant. Settlement discussions include terms for a potential cooperative sale/assumption or transfer of title to Lender at L ender’s discretion. Settlement discussions with tenant involve remittance of cash flow.

1.2	30304907	Various	Various	06/01/20	2

10/10/2023 - The loan collateral is the leased fee interest in the 1,331-room Row hotel in NYC. The ground lease (sole) hotel tenant, who owns and operates the Row, stopped paying rent to Borrower in 4/2020, and has failed to remit any cash flow generated from the hotel to date. The hotel tenant signed a sublease with NYC Health and Hospitals in 10/2022, and the hotel is currently closed to the public. Lender sent a demand to the hotel tenant to remit cash flow to Lender pursuant to the SNDA, and subsequently filed a complaint against tenant. Lender also sent a demand to Borrower to pursue available rights and remedies under the hotel lease; however, Borrower has not filed any legal action against the hotel tenant to date. Lender filed for foreclosure and appointment of a receiver, but the court has not ruled or set a hearing for the receivership action. On the foreclosure litigation, the court has set a date for oral argument on the summary judgment motion for

October 20th. Lender will continue to pursue legal remedies against Borrower as well as hotel tenant, while continuing separate settlement discussions with Borrower and hotel tenant. Settlement discussions include terms for a potential cooperative sale/assumption or transfer of title to Lender at L ender’s discretion. Settlement discussions with tenant involve remittance of cash flow.

4	30304840	RT	MA	06/02/23	98
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30304840	0.00	3.97000%	0.00	3.97000%	10	06/29/20	05/01/20	07/13/20
4	30304840	0.00	3.97000%	0.00	3.97000%	10	04/01/23	04/01/23	04/05/23
27	30304870	0.00	4.68000%	0.00	4.68000%	10	09/01/20	07/01/20	09/14/20
33	30304847	7,030,193.79	4.86800%	7,030,193.79 4.86800%		8	07/28/20	06/01/20	08/12/20
Totals		7,030,193.79		7,030,193.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	31,250.00	0.00	0.00	0.00	0.00	435,000.00	0.00	0.00	0.00	0.00
1.2	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	43,500.00	0.00	0.00	0.00	0.00
4	0.00	0.00	(32,227.62)	0.00	0.00	0.00	0.00	0.00	(14,017.13)	0.00	0.00	0.00
Total	0.00	0.00	2,147.38	0.00	0.00	0.00	0.00	478,500.00	(14,017.13)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		466,630.25

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Supplemental Notes
None

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